Vessels, net - Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	$ 248,979
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	0	$ 1,891	$ 4,400
Balance ending of period	233,191	248,979
Net Book Value I [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	248,979	100,557	129,461
Additions/ (Dry Docking Component)	4,596	167,293	6,485
Reversal of impairment loss recognised in profit or loss, property, plant and equipment		1,891	4,400
Depreciation expense	(14,159)	(9,393)	(8,557)
Disposals, property, plant and equipment	(6,225)	(11,369)	(31,232)
Balance ending of period	233,191	248,979	100,557
Vessels [member] | Cost I [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	323,547	181,258	234,916
Additions/ (Dry Docking Component)	314	161,681	161
Reversal of impairment loss recognised in profit or loss, property, plant and equipment		1,891	4,400
Disposals, property, plant and equipment	(24,570)	(21,283)	(58,219)
Balance ending of period	299,291	323,547	181,258
Vessels [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	(81,424)	(86,232)	(113,009)
Depreciation expense	(9,646)	(5,886)	(4,372)
Sale of vessel	18,345	10,694	31,149
Balance ending of period	(72,725)	(81,424)	(86,232)
Dry docking [member] | Cost I [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	16,624	16,245	23,365
Additions/ (Dry Docking Component)	4,282	5,612	6,324
Disposals, property, plant and equipment	(3,986)	(5,233)	(13,444)
Balance ending of period	16,920	16,624	16,245
Dry docking [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	(9,768)	(10,714)	(15,811)
Depreciation expense	(4,513)	(3,507)	(4,185)
Sale of vessel	3,986	4,453	9,282
Balance ending of period	$ (10,295)	$ (9,768)	$ (10,714)